Note 13 - Commitments - Remaining Payments Due (Details)	Dec. 31, 2018 CAD ($)
Statement Line Items [Line Items]
Office lease	$ 611,638
Not later than one year [member]
Statement Line Items [Line Items]
Office lease	179,706
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Office lease	191,512
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Office lease	192,336
Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Office lease	48,084
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Office lease